Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.00660%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,106,591.57

Principal:
Principal Collections	$17,153,976.22
Prepayments in Full	$7,557,481.65
Liquidation Proceeds	$253,236.71
Recoveries	$220,660.52
Sub Total	$25,185,355.10
Collections	$26,291,946.67

Purchase Amounts:
Purchase Amounts Related to Principal	$323,761.26
Purchase Amounts Related to Interest	$1,474.80
Sub Total	$325,236.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,617,182.73

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,617,182.73
Servicing Fee	$327,458.14	$327,458.14	$0.00	$0.00	$26,289,724.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,289,724.59
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,289,724.59
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,289,724.59
Interest - Class A-3 Notes	$109,896.00	$109,896.00	$0.00	$0.00	$26,179,828.59
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$26,005,251.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,005,251.76
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$25,911,292.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,911,292.76
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$25,843,427.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,843,427.34
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$25,760,207.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,760,207.76
Regular Principal Payment	$24,367,470.44	$24,367,470.44	$0.00	$0.00	$1,392,737.32
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,392,737.32
Residual Released to Depositor	$0.00	$1,392,737.32	$0.00	$0.00	$0.00
Total		$26,617,182.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,367,470.44
Total					$24,367,470.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,367,470.44	$41.46	$109,896.00	$0.19	$24,477,366.44	$41.65
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$24,367,470.44	$12.97	$529,516.83	$0.28	$24,896,987.27	$13.25

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$113,685,518.57	0.1934085	$89,318,048.13	0.1519531
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$375,245,518.57	0.1996667	$350,878,048.13	0.1867008

Pool Information
Weighted Average APR	3.485%	3.490%
Weighted Average Remaining Term	27.52	26.74
Number of Receivables Outstanding	35,412	34,190
Pool Balance	$392,949,764.86	$367,277,423.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$375,245,518.57	$350,878,048.13
Pool Factor	0.2024056	0.1891819

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$16,399,375.22
Targeted Overcollateralization Amount	$16,399,375.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,399,375.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		138	$383,885.67
(Recoveries)		170	$220,660.52
Net Loss for Current Collection Period			$163,225.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4985%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5531%
Second Prior Collection Period			1.2177%
Prior Collection Period			0.2745%
Current Collection Period			0.5153%
Four Month Average (Current and Prior Three Collection Periods)			0.6401%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,361	$15,894,399.79
(Cumulative Recoveries)			$2,514,265.97
Cumulative Net Loss for All Collection Periods			$13,380,133.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6892%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,964.82
Average Net Loss for Receivables that have experienced a Realized Loss			$2,495.83

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.67%	422	$6,141,489.13
61-90 Days Delinquent	0.17%	35	$638,109.50
91-120 Days Delinquent	0.04%	7	$146,966.34
Over 120 Days Delinquent	0.28%	59	$1,011,087.86
Total Delinquent Receivables	2.16%	523	$7,937,652.83

Repossession Inventory:
Repossessed in the Current Collection Period		34	$521,045.28
Total Repossessed Inventory		52	$887,673.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3403%
Prior Collection Period			0.3699%
Current Collection Period			0.2954%
Three Month Average			0.3352%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer